Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable, Allowance for doubtful accounts	$ 633	$ 663	$ 1,038
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000
Common stock, shares issued	96,162,374	94,515,344	92,361,069
Common stock, shares outstanding	96,162,374	94,515,344	92,361,069